Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VI
Entity Central Index Key	dei_EntityCentralIndexKey	0001552740
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 13, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jan. 13, 2025
First Trust SMID Growth Strength ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Notwithstanding anything to the contrary in the Fund’s Prospectus or Summary Prospectus, the Average Annual Total Return table in the section entitled “Annual Total Return” is deleted in its entirety and replaced with the following:

Average Annual Total Returns for the Periods Ended December 31, 2024

	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes	6.45%	8.25%	7.71%	6/20/2017
Return After Taxes on Distributions	5.26%	7.36%	6.83%
Return After Taxes on Distributions and Sale of Fund Shares	3.79%	6.07%	5.71%
The SMID Growth Strength Index(1)(2) (reflects no deduction for fees, expenses or taxes)	N/A	N/A	N/A
Nasdaq Riskalyze US Small Cap™ Index (reflects no deduction for fees, expenses or taxes)	7.69%	9.07%	8.50%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	13.72%
S&P 1000® Index (reflects no deduction for fees, expenses or taxes)	12.34%	9.75%	9.43%

(1)	On December 3, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Small Cap™ Index to The SMID Growth Strength Index. Therefore, any Fund performance and historical returns shown above that incorporate Fund performance prior to December 3, 2024 reflect performance of the Fund based on the Nasdaq Riskalyze US Small Cap™ Index and are not necessarily indicative of the performance that the Fund, based on The SMID Growth Strength Index, would have generated.
(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.